Transactions with Related Parties, Advances for Asset Acquisition to Related Party (Details) $ in Thousands			12 Months Ended
	Jan. 05, 2026 USD ($)	May 08, 2017 Director	Dec. 31, 2025 USD ($) Director Appraisal	Dec. 31, 2024 USD ($)
Transactions with Related Parties [Abstract]
Advances for asset acquisitions to related party			$ 11,500	$ 24,000
Number of independent directors | Director		3	3
Certain Residential Real Estate Assets in Dubai [Member]
Transactions with Related Parties [Abstract]
Number of independent appraisals | Appraisal			2
Certain Residential Real Estate Assets in Dubai [Member] | Evangelos J. Pistiolis [Member]
Transactions with Related Parties [Abstract]
Percentage discount on purchase price upon exercise of asset purchase option			10.00%
Consideration for 2025 No-Shop LOI			$ 23,500
Consideration paid for 2025 No-Shop LOI			$ 11,500
Purchase option expiration period			90 days
Advances for asset acquisitions to related party			$ 11,500
Certain Residential Real Estate Assets in Dubai [Member] | Evangelos J. Pistiolis [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Consideration paid for 2025 No-Shop LOI	$ 12,000
Certain Residential Real Estate Assets in Dubai [Member] | Evangelos J. Pistiolis [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Market value of assets to be acquired			$ 200,000